                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew S. Wyatt
Title: Chief Executive Officer
Phone: (952) 229-8101

Signature, Place, and Date of Signing:


/s/ Andrew S. Wyatt   Minneapolis, Minnesota   November 11, 2008
-------------------   ----------------------   -----------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number   Name
--------------------   ---------------------
28-01190               Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         88

Form 13F Information Table Value Total:   $144,048
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                      VOTING AUTHORITY
                                                             VALUE             INVESTMENT    OTHER    ----------------
ISSUER                         CLASS           CUSIP       (x$1000)   SHARES   DISCRETION   MANAGER     SOLE     NONE
----------------------------------------------------------------------------------------------------------------------
ABB LTD                        SPONSORED ADR   000375204       1034    53299       SOLE     NONE         28226   25073
ABB LTD                        SPONSORED ADR   000375204       2832   145998     DEFINED    NONE        145998
AMAZON COM INC                 COM             023135106        365     5014       SOLE     NONE          3154    1860
AMAZON COM INC                 COM             023135106       1032    14187     DEFINED    NONE         14187
APACHE CORP                    COM             037411105       1310    12562       SOLE     NONE          6522    6040
APACHE CORP                    COM             037411105       3582    34349     DEFINED    NONE         34349
APPLE INC                      COM             037833100       1221    10744       SOLE     NONE          5122    5622
APPLE INC                      COM             037833100       3085    27141     DEFINED    NONE         27141
ATS MED INC                    COM             002083103         29    10000       SOLE     NONE                 10000
BERKSHIRE HATHAWAY INC DEL     CL B            084670207        224       51       SOLE     NONE                    51
CA INC                         COM             12673P105        537    26892       SOLE     NONE         14166   12726
CA INC                         COM             12673P105       1475    73891     DEFINED    NONE         73891
CISCO SYS INC                  COM             17275R102       2099    93060       SOLE     NONE         48996   44064
CISCO SYS INC                  COM             17275R102       5858   259668     DEFINED    NONE        259668
CITRIX SYS INC                 COM             177376100        345    13675       SOLE     NONE          6361    7314
CITRIX SYS INC                 COM             177376100        852    33714     DEFINED    NONE         33714
COCA COLA CO                   COM             191216100       1065    20147       SOLE     NONE         12442    7705
COCA COLA CO                   COM             191216100       2231    42181     DEFINED    NONE         42181
COVENTRY HEALTH CARE INC       COM             222862104        843    25889       SOLE     NONE         13677   12212
COVENTRY HEALTH CARE INC       COM             222862104       2316    71160     DEFINED    NONE         71160
DIAGEO P L C                   SPON ADR NEW    25243Q205        535     7763       SOLE     NONE          2324    5439
DIAGEO P L C                   SPON ADR NEW    25243Q205       2212    32124     DEFINED    NONE         32124
DICKS SPORTING GOODS INC       COM             253393102        279    14244       SOLE     NONE          7378    6866
DICKS SPORTING GOODS INC       COM             253393102        745    38059     DEFINED    NONE         38059
DISNEY WALT CO                 COM DISNEY      254687106        594    19366       SOLE     NONE         11787    7579
DISNEY WALT CO                 COM DISNEY      254687106       1316    42878     DEFINED    NONE         42878
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106        392    12683       SOLE     NONE          8560    4123
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106       1399    45233     DEFINED    NONE         45233
EXPEDITORS INTL WASH INC       COM             302130109        825    23685       SOLE     NONE         12919   10766
EXPEDITORS INTL WASH INC       COM             302130109       2227    63928     DEFINED    NONE         63928
FIRST SOLAR INC                COM             336433107        384     2033       SOLE     NONE          1150     883
FIRST SOLAR INC                COM             336433107       1164     6160     DEFINED    NONE          6160
FPL GROUP INC                  COM             302571104        626    12449       SOLE     NONE          6483    5966
FPL GROUP INC                  COM             302571104       1717    34142     DEFINED    NONE         34142
GILEAD SCIENCES INC            COM             375558103       1254    27492       SOLE     NONE         14346   13146
GILEAD SCIENCES INC            COM             375558103       3506    76832     DEFINED    NONE         76832
GOLDMAN SACHS GROUP INC        COM             38141G104       1163     9089       SOLE     NONE          5051    4038
GOLDMAN SACHS GROUP INC        COM             38141G104       3243    25337     DEFINED    NONE         25337
GOOGLE INC                     CL A            38259P508       1145     2860       SOLE     NONE          1551    1309
GOOGLE INC                     CL A            38259P508       3218     8034     DEFINED    NONE          8034
HEWLETT PACKARD CO             COM             428236103       1178    25471       SOLE     NONE         14306   11165
HEWLETT PACKARD CO             COM             428236103       3479    75241     DEFINED    NONE         75241
INTEL CORP                     COM             458140100        354    18913       SOLE     NONE          8952    9961
INTEL CORP                     COM             458140100        877    46840     DEFINED    NONE         46840
INTERCONTINENTALEXCHANGE INC   COM             45865V100       2067    25621       SOLE     NONE         13887   11734
INTERCONTINENTALEXCHANGE INC   COM             45865V100       5954    73795     DEFINED    NONE         73795
PENNEY J C INC                 COM             708160106        250     7500       SOLE     NONE          3917    3583
PENNEY J C INC                 COM             708160106        677    20295     DEFINED    NONE         20295
LAS VEGAS SANDS CORP           COM             517834107        516    14276       SOLE     NONE          4004   10272
LAS VEGAS SANDS CORP           COM             517834107       1913    52987     DEFINED    NONE         52987
MASTERCARD INC                 CL A            57636Q104        388     2186       SOLE     NONE          1473     713
MASTERCARD INC                 CL A            57636Q104       1376     7759     DEFINED    NONE          7759
MEDTRONIC INC                  COM             585055106        888    17729       SOLE     NONE          8988    8741
MEDTRONIC INC                  COM             585055106       2367    47238     DEFINED    NONE         47238
MEMC ELECTR MATLS INC          COM             552715104        698    24702       SOLE     NONE         12826   11876
MEMC ELECTR MATLS INC          COM             552715104       1951    69032     DEFINED    NONE         69032
MERCK & CO INC                 COM             589331107       1471    46614       SOLE     NONE         24643   21971
MERCK & CO INC                 COM             589331107       4086   129472     DEFINED    NONE        129472
NATIONAL OILWELL VARCO INC     COM             637071101        449     8938       SOLE     NONE          4897    4041
NATIONAL OILWELL VARCO INC     COM             637071101       1319    26253     DEFINED    NONE         26253
ORACLE CORP                    COM             68389X105       1956    96311       SOLE     NONE         51807   44504
ORACLE CORP                    COM             68389X105       5545   272995     DEFINED    NONE        272995
PETROHAWK ENERGY CORP          COM             716495106       1258    58170       SOLE     NONE         31005   27165
PETROHAWK ENERGY CORP          COM             716495106       3483   161037     DEFINED    NONE        161037
PHILIP MORRIS INTL INC         COM             718172109        802    16680     DEFINED    NONE         16680
PRECISION CASTPARTS CORP       COM             740189105        655     8316       SOLE     NONE          4359    3957
PRECISION CASTPARTS CORP       COM             740189105       1808    22955     DEFINED    NONE         22955
PROCTER & GAMBLE CO            COM             742718109        624     8951       SOLE     NONE          4700    4251
PROCTER & GAMBLE CO            COM             742718109       1724    24745     DEFINED    NONE         24745
QUALCOMM INC                   COM             747525103        316     7359       SOLE     NONE          5112    2247
QUALCOMM INC                   COM             747525103       1032    24027     DEFINED    NONE         24027
SCHERING PLOUGH CORP           COM             806605101       1112    60223       SOLE     NONE         31783   28440
SCHERING PLOUGH CORP           COM             806605101       3141   170034     DEFINED    NONE        170034
SCHLUMBERGER LTD               COM             806857108        943    12073       SOLE     NONE          6359    5714
SCHLUMBERGER LTD               COM             806857108       2656    34008     DEFINED    NONE         34008
SLM CORP                       COM             78442P106        305    24720       SOLE     NONE         12900   11820
SLM CORP                       COM             78442P106        854    69168     DEFINED    NONE         69168
TARGET CORP                    COM             87612E106        669    13638       SOLE     NONE          7443    6195
TARGET CORP                    COM             87612E106       1821    37130     DEFINED    NONE         37130
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209       1784    38967       SOLE     NONE         20462   18505
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209       4930   107670     DEFINED    NONE        107670
TEXTRON INC                    COM             883203101       1521    51944       SOLE     NONE         28179   23765
TEXTRON INC                    COM             883203101       4189   143065     DEFINED    NONE        143065
TIME WARNER CABLE INC          CL A            88732J108        441    18211       SOLE     NONE          9588    8623
TIME WARNER CABLE INC          CL A            88732J108       1215    50210     DEFINED    NONE         50210
WAL MART STORES INC            COM             931142103       1654    27613       SOLE     NONE         15758   11855
WAL MART STORES INC            COM             931142103       5026    83920     DEFINED    NONE         83920
XATA CORP                      COM NEW         983882309         47    12017       SOLE     NONE                 12017